PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Index Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 56.0%
1,286,907
Schwab US TIPS ETF
$ 67,125,069
10.0
227,399  Vanguard Long-Term
Treasury ETF
13,471,117
2.0
258,902  Vanguard Short-Term
Corporate Bond ETF
20,015,714
3.0
5,084,438
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
247,938,551
37.0
750,000  Xtrackers USD High
Yield Corporate Bond
ETF
26,782,500
4.0
Total Exchange-Traded
Funds
(Cost $382,487,235)
375,332,951
56.0
MUTUAL FUNDS : 43.8%
Affiliated Investment Companies : 43.8%
4,257,618  Voya Short Term Bond
Fund - Class R6
39,468,121
5.9
3,943,101  Voya U.S. Bond Index
Portfolio - Class I
35,685,066
5.3
1,197,784
(2)
Voya VACS Index
Series Emerging
Markets Portfolio
13,499,023
2.0
4,422,519
(2)
Voya VACS Index
Series I Portfolio
50,991,650
7.6
1,168,320
(2)
Voya VACS Index
Series MC Portfolio
13,797,859
2.1
10,650,565
(2)
Voya VACS Index
Series S Portfolio
139,841,924
20.9
Total Mutual Funds
(Cost $251,710,058)
293,283,643
43.8
Total Long-Term
Investments
(Cost $634,197,293)
668,616,594
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
1,612,945
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.162%
1,612,945
0.2
Total Short-Term
Investments
(Cost $1,612,945)
1,612,945
0.2
Total Investments in
Securities
(Cost $635,810,238) $ 670,229,539 100.0
Liabilities in Excess
of Other Assets (113,708) 0.0
Net Assets $ 670,115,831 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Index Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 375,332,951 $ — $ — $ 375,332,951
Mutual Funds 293,283,643 — — 293,283,643
Short-Term Investments 1,612,945 — — 1,612,945
Total Investments, at fair value $ 670,229,539 $ — $ — $ 670,229,539
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Term Bond Fund -
Class R6
$ 39,338,104 $ 3,525,139 $ (3,107,893) $ (287,229) $ 39,468,121 $ 453,005 $ 35,609 $ —
Voya U.S. Bond Index Portfolio -
Class I
33,338,526 23,588,672 (20,373,128) (869,004) 35,685,066 361,351 234,276 —
Voya VACS Index Series Emerging
Markets Portfolio
13,462,255 463,082 (671,551) 245,237 13,499,023 — 27,005 —
Voya VACS Index Series I Portfolio
45,465,412 5,698,504 (2,596,239) 2,423,973 50,991,650 — 251,135 —
Voya VACS Index Series MC
Portfolio
14,094,385 82,061 (1,345,867) 967,280 13,797,859 — 145,802 —
Voya VACS Index Series S
Portfolio
144,475,192 841,126 (15,796,572) 10,322,178 139,841,924 — 3,795,201 —
Voya VACS Index Series SC
Portfolio
7,139,133 27,902 (6,255,483) (911,552) — — 1,000,466 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
254,314,417 — (2,869,100) (3,506,766) 247,938,551 2,472,331 (67,292) —
$ 551,627,424 $ 34,226,486 $ (53,015,833) $ 8,384,117 $ 541,222,194 $ 3,286,687 $ 5,422,202 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 42,177,399
Gross Unrealized Depreciation (7,758,098)
Net Unrealized Appreciation $ 34,419,301